Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table presents (i) compensation paid to our CEO, individually, and (ii) average compensation paid to our non-CEO named executive officers, collectively — in comparison to the financial performance measures presented below.

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compen- sation Table Total for CEO ($)	Compen- sation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Total Unitholder Return (TUR) (3)	Peer Group TUR (3)	Net Income/ (Loss) ('000s $)(4)	Adjusted Distribu- tion Coverage Ratio (5)
2022	6,660,881	7,262,999	1,919,341	2,095,586	85.05	130.86	222,747	2.1802 : 1
2021	6,261,736	6,784,746	1,882,088	2,031,207	76.30	99.96	38,225	2.0356 : 1
2020	4,160,453	3,871,296	1,489,355	1,364,853	62.78	71.31	(198,983)	1.3400 : 1

Named Executive Officers, Footnote [Text Block]	For all years presented, our CEO was Bradley C. Barron and the non-CEO named executive officers were Thomas R. Shoaf, Mary Rose Brown, Amy L. Perry and Daniel S. Oliver.
Peer Group Issuers, Footnote [Text Block]	The peer group represented in "Peer Group TUR" above is the Alerian MLP Index ("Peer Group"), which is the peer group that we use in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K. An investment of $100 (with reinvestment of all dividends) is assumed to have been made in our common units and the Peer Group on December 31, 2019, and its relative performance is tracked through the end of each of the fiscal years presented.
PEO Total Compensation Amount	$ 6,660,881	$ 6,261,736	$ 4,160,453
PEO Actually Paid Compensation Amount	$ 7,262,999	6,784,746	3,871,296
Adjustment To PEO Compensation, Footnote [Text Block]	We have made adjustments to the Summary Compensation Table totals — as prescribed by Item 402(v)(2)(iii) of Regulation S-K — to calculate the amounts disclosed above as "compensation actually paid." These adjustments are disclosed in the tables following footnote (5) below under the caption, "Footnote (2) continued: Adjustments to Determine Compensation Actually Paid."
The following tables disclose adjustments to the Summary Compensation Table totals to calculate the amount disclosed above as "compensation actually paid" for the fiscal years 2022, 2021 and 2020.

Compensation Actually Paid — Fiscal Year 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table ("SCT") Total Compensation FY 2022	6,660,881	1,919,341
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	—	—
Increase for Service Cost for Pension Plans	139,736	62,182
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(3,204,243)	(635,575)
Increase for fair value of equity awards granted during 2022 that remained unvested as of 2022 year-end, determined as of 2022 year-end	3,186,320	632,020
Increase based on change in fair value during 2022 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2022 year-end	31,442	7,212
Increase based on fair value of equity awards granted during 2022 that vested during 2022, determined as of vesting date	94,569	26,949
Increase based on change in fair value of equity awards granted in prior years that vested in 2022, measured from the end of 2021 to the vesting date	23,590	5,951
Deduction of fair value, measured at end of 2021, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2022	—	—
Increase for dollar value of distributions paid on equity awards during 2022 prior to the vesting date	330,704	77,506
Increase based on incremental fair value for any options modified during 2022	—	—
Compensation Actually Paid FY 2022	7,262,999	2,095,586

Compensation Actually Paid — Fiscal Year 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table ("SCT") Total Compensation FY 2021	6,261,736	1,882,088
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	(137,622)	(56,132)
Increase for Service Cost for Pension Plans	88,500	48,339
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(2,896,986)	(598,127)
Increase for fair value of equity awards granted during 2021 that remained unvested as of 2021 year-end, determined as of 2021 year-end	2,832,087	585,242
Increase based on change in fair value during 2021 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2021 year-end	277,091	72,643
Increase based on fair value of equity awards granted during 2021 that vested during 2021, determined as of vesting date	—	—
Increase based on change in fair value of equity awards granted in prior years that vested in 2021, measured from the end of 2020 to the vesting date	134,203	37,585
Deduction of fair value, measured at end of 2020, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2021	(21,197)	(6,676)
Increase for dollar value of distributions paid on equity awards during 2021 prior to the vesting date	246,934	66,245
Increase based on incremental fair value for any options modified during 2021	—	—
Compensation Actually Paid FY 2021	6,784,746	2,031,207

Compensation Actually Paid — Fiscal Year 2020
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table ("SCT") Total Compensation FY 2020	4,160,453	1,489,355
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	(246,179)	(156,537)
Increase for Service Cost for Pension Plans	82,971	44,259
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(2,213,621)	(591,308)
Increase for fair value of equity awards granted during 2020 that remained unvested as of 2020 year-end, determined as of 2020 year-end	2,608,426	695,445
Deduction based on change in fair value during 2020 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2020 year-end	(1,033,421)	(283,094)
Increase based on fair value of equity awards granted during 2020 that vested during 2020, determined as of vesting date	682,102	219,896
Deduction based on change in fair value of equity awards granted in prior years that vested in 2020, measured from the end of 2019 to the vesting date	(390,786)	(115,240)
Deduction of fair value, measured at end of 2019, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2020	—	—
Increase for dollar value of distributions paid on equity awards during 2020 prior to the vesting date	221,351	62,077
Increase based on incremental fair value for any options modified during 2020	—	—
Compensation Actually Paid FY 2020	3,871,296	1,364,853

Non-PEO NEO Average Total Compensation Amount	$ 1,919,341	1,882,088	1,489,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,095,586	2,031,207	1,364,853
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	We have made adjustments to the Summary Compensation Table totals — as prescribed by Item 402(v)(2)(iii) of Regulation S-K — to calculate the amounts disclosed above as "compensation actually paid." These adjustments are disclosed in the tables following footnote (5) below under the caption, "Footnote (2) continued: Adjustments to Determine Compensation Actually Paid."
The following tables disclose adjustments to the Summary Compensation Table totals to calculate the amount disclosed above as "compensation actually paid" for the fiscal years 2022, 2021 and 2020.

Compensation Actually Paid — Fiscal Year 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table ("SCT") Total Compensation FY 2022	6,660,881	1,919,341
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	—	—
Increase for Service Cost for Pension Plans	139,736	62,182
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(3,204,243)	(635,575)
Increase for fair value of equity awards granted during 2022 that remained unvested as of 2022 year-end, determined as of 2022 year-end	3,186,320	632,020
Increase based on change in fair value during 2022 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2022 year-end	31,442	7,212
Increase based on fair value of equity awards granted during 2022 that vested during 2022, determined as of vesting date	94,569	26,949
Increase based on change in fair value of equity awards granted in prior years that vested in 2022, measured from the end of 2021 to the vesting date	23,590	5,951
Deduction of fair value, measured at end of 2021, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2022	—	—
Increase for dollar value of distributions paid on equity awards during 2022 prior to the vesting date	330,704	77,506
Increase based on incremental fair value for any options modified during 2022	—	—
Compensation Actually Paid FY 2022	7,262,999	2,095,586

Compensation Actually Paid — Fiscal Year 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table ("SCT") Total Compensation FY 2021	6,261,736	1,882,088
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	(137,622)	(56,132)
Increase for Service Cost for Pension Plans	88,500	48,339
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(2,896,986)	(598,127)
Increase for fair value of equity awards granted during 2021 that remained unvested as of 2021 year-end, determined as of 2021 year-end	2,832,087	585,242
Increase based on change in fair value during 2021 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2021 year-end	277,091	72,643
Increase based on fair value of equity awards granted during 2021 that vested during 2021, determined as of vesting date	—	—
Increase based on change in fair value of equity awards granted in prior years that vested in 2021, measured from the end of 2020 to the vesting date	134,203	37,585
Deduction of fair value, measured at end of 2020, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2021	(21,197)	(6,676)
Increase for dollar value of distributions paid on equity awards during 2021 prior to the vesting date	246,934	66,245
Increase based on incremental fair value for any options modified during 2021	—	—
Compensation Actually Paid FY 2021	6,784,746	2,031,207

Compensation Actually Paid — Fiscal Year 2020
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table ("SCT") Total Compensation FY 2020	4,160,453	1,489,355
Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT	(246,179)	(156,537)
Increase for Service Cost for Pension Plans	82,971	44,259
Increase for Prior Service Cost for Pension Plans	—	—
Deduction for amounts reported under the "Equity Awards" column of the SCT	(2,213,621)	(591,308)
Increase for fair value of equity awards granted during 2020 that remained unvested as of 2020 year-end, determined as of 2020 year-end	2,608,426	695,445
Deduction based on change in fair value during 2020 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2020 year-end	(1,033,421)	(283,094)
Increase based on fair value of equity awards granted during 2020 that vested during 2020, determined as of vesting date	682,102	219,896
Deduction based on change in fair value of equity awards granted in prior years that vested in 2020, measured from the end of 2019 to the vesting date	(390,786)	(115,240)
Deduction of fair value, measured at end of 2019, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2020	—	—
Increase for dollar value of distributions paid on equity awards during 2020 prior to the vesting date	221,351	62,077
Increase based on incremental fair value for any options modified during 2020	—	—
Compensation Actually Paid FY 2020	3,871,296	1,364,853

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs Cumulative TUR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income/(Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs Adjusted DCR
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative TUR vs Peer Group TUR
Tabular List [Table Text Block]	The following table lists the "most important financial measures" (within the meaning of Item 402(v)(6) of Regulation S-K) and other measures that we use to link compensation actually paid to company performance. These measures are more fully described in this proxy statement in "Compensation Discussion and Analysis," and we hereby incorporate by reference into this section our disclosures regarding the measures listed below that are contained in "Compensation Discussion and Analysis—Elements of Executive Compensation—Bonus Awards" and "Compensation Discussion and Analysis—Elements of Executive Compensation—Long-Term Incentive Awards—Performance Awards."

Performance Measures
total unitholder return (TUR) - used for Performance Awards
adjusted distribution coverage ratio (DCR) - used for Performance Awards adjusted EBITDA compared to budget - used for Bonus Awards
adjusted distributable cash flow (DCF) compared to budget - used for Bonus Awards
HSE/ESG performance - used for Bonus Awards
adjusted operating and general administrative expense compared to budget - used for Bonus Awards

Total Shareholder Return Amount	$ 85.05	76.30	62.78
Peer Group Total Shareholder Return Amount	130.86	99.96	71.31
Net Income (Loss)	$ 222,747,000	$ 38,225,000	$ (198,983,000)
Company Selected Measure Amount	2.1802	2.0356	1.3400
PEO Name	Bradley C. Barron	Bradley C. Barron	Bradley C. Barron
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	total unitholder return (TUR)
Non-GAAP Measure Description [Text Block]	total unitholder return (TUR) - used for Performance Awards
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted distribution coverage ratio (DCR)
Non-GAAP Measure Description [Text Block]	adjusted distribution coverage ratio (DCR) - used for Performance Awards
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA compared to budget
Non-GAAP Measure Description [Text Block]	adjusted EBITDA compared to budget - used for Bonus Awards
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	adjusted distributable cash flow (DCF) compared to budget
Non-GAAP Measure Description [Text Block]	adjusted distributable cash flow (DCF) compared to budget - used for Bonus Awards
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	HSE/ESG performance
Non-GAAP Measure Description [Text Block]	HSE/ESG performance - used for Bonus Awards
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	adjusted operating and general administrative expense compared to budget
Non-GAAP Measure Description [Text Block]	adjusted operating and general administrative expense compared to budget - used for Bonus Awards
PEO [Member] | Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (137,622)	$ (246,179)
PEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	139,736	88,500	82,971
PEO [Member] | Increase for Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for amounts reported under the "Equity Awards" column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,204,243)	(2,896,986)	(2,213,621)
PEO [Member] | Increase for fair value of equity awards granted during 2022 that remained unvested as of 2022 year-end, determined as of 2022 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,186,320
PEO [Member] | Increase based on change in fair value during 2022 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2022 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,442
PEO [Member] | Increase based on fair value of equity awards granted during 2022 that vested during 2022, determined as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,569
PEO [Member] | Increase based on change in fair value of equity awards granted in prior years that vested in 2022, measured from the end of 2021 to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,590
PEO [Member] | Deduction of fair value, measured at end of 2021, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Increase for dollar value of distributions paid on equity awards during 2022 prior to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	330,704
PEO [Member] | Increase based on incremental fair value for any options modified during 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Increase for fair value of equity awards granted during 2021 that remained unvested as of 2021 year-end, determined as of 2021 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,832,087
PEO [Member] | Increase based on change in fair value during 2021 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2021 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		277,091
PEO [Member] | Increase based on fair value of equity awards granted during 2021 that vested during 2021, determined as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Increase based on change in fair value of equity awards granted in prior years that vested in 2021, measured from the end of 2020 to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		134,203
PEO [Member] | Deduction of fair value, measured at end of 2020, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,197)
PEO [Member] | Increase for dollar value of distributions paid on equity awards during 2021 prior to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		246,934
PEO [Member] | Increase based on incremental fair value for any options modified during 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Increase for fair value of equity awards granted during 2020 that remained unvested as of 2020 year-end, determined as of 2020 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,608,426
PEO [Member] | Deduction based on change in fair value during 2020 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2020 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,033,421)
PEO [Member] | Increase based on fair value of equity awards granted during 2020 that vested during 2020, determined as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			682,102
PEO [Member] | Deduction based on change in fair value of equity awards granted in prior years that vested in 2020, measured from the end of 2019 to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(390,786)
PEO [Member] | Deduction of fair value, measured at end of 2019, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Increase for dollar value of distributions paid on equity awards during 2020 prior to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			221,351
PEO [Member] | Increase based on incremental fair value for any options modified during 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Deduction for change in the actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(56,132)	(156,537)
Non-PEO NEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,182	48,339	44,259
Non-PEO NEO [Member] | Increase for Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for amounts reported under the "Equity Awards" column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(635,575)	(598,127)	(591,308)
Non-PEO NEO [Member] | Increase for fair value of equity awards granted during 2022 that remained unvested as of 2022 year-end, determined as of 2022 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	632,020
Non-PEO NEO [Member] | Increase based on change in fair value during 2022 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2022 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,212
Non-PEO NEO [Member] | Increase based on fair value of equity awards granted during 2022 that vested during 2022, determined as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,949
Non-PEO NEO [Member] | Increase based on change in fair value of equity awards granted in prior years that vested in 2022, measured from the end of 2021 to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,951
Non-PEO NEO [Member] | Deduction of fair value, measured at end of 2021, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Increase for dollar value of distributions paid on equity awards during 2022 prior to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,506
Non-PEO NEO [Member] | Increase based on incremental fair value for any options modified during 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Non-PEO NEO [Member] | Increase for fair value of equity awards granted during 2021 that remained unvested as of 2021 year-end, determined as of 2021 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		585,242
Non-PEO NEO [Member] | Increase based on change in fair value during 2021 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2021 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		72,643
Non-PEO NEO [Member] | Increase based on fair value of equity awards granted during 2021 that vested during 2021, determined as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Increase based on change in fair value of equity awards granted in prior years that vested in 2021, measured from the end of 2020 to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		37,585
Non-PEO NEO [Member] | Deduction of fair value, measured at end of 2020, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,676)
Non-PEO NEO [Member] | Increase for dollar value of distributions paid on equity awards during 2021 prior to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		66,245
Non-PEO NEO [Member] | Increase based on incremental fair value for any options modified during 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Non-PEO NEO [Member] | Increase for fair value of equity awards granted during 2020 that remained unvested as of 2020 year-end, determined as of 2020 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			695,445
Non-PEO NEO [Member] | Deduction based on change in fair value during 2020 of equity awards granted in prior fiscal years that were outstanding and unvested as of 2020 year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(283,094)
Non-PEO NEO [Member] | Increase based on fair value of equity awards granted during 2020 that vested during 2020, determined as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			219,896
Non-PEO NEO [Member] | Deduction based on change in fair value of equity awards granted in prior years that vested in 2020, measured from the end of 2019 to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(115,240)
Non-PEO NEO [Member] | Deduction of fair value, measured at end of 2019, of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Increase for dollar value of distributions paid on equity awards during 2020 prior to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			62,077
Non-PEO NEO [Member] | Increase based on incremental fair value for any options modified during 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0